Retirement Plans - Defined Benefit Plans - Summary of Expected Future Pension Benefit Payments (Detail) $ in Thousands	Dec. 31, 2014 USD ($)
Expected future pension benefit payments:
2015	$ 2,607
2016	2,887
2017	3,196
2018	3,589
2019	4,048
2020-2024	$ 28,277